SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2018
Disclosure Of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The principal accounting policies applied in the preparation of these consolidated financial statements are set out below.

a)	Basis of preparation
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS”). The comparative information has also been prepared on this basis, details of which are given below.
These statements were authorized for issue by our Board of Directors on February 21, 2019.

b)	Accounting convention
These consolidated financial statements have been prepared on the historical cost basis, except for the revaluation of certain financial instruments, which are measured at fair value as described in note 2(r).
c)Basis of consolidation
These consolidated financial statements incorporate the financial statements of SSR Mining Inc. and all of our subsidiaries (note 25(b)).
(i)    Subsidiaries
Subsidiaries are all entities (including structured entities) over which we have control. We control an entity when we are exposed to, or have rights to, variable returns from our involvement with the entity and have the ability to affect those returns through our power over the entity.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)
The financial statements of subsidiaries are included in the consolidated financial statements from the date on which control is transferred to us until the date that control ceases.
All intercompany transactions and balances have been eliminated on consolidation.
d)Business combinations
A business combination is defined as an acquisition of assets and liabilities that constitute a business. A business is an integrated set of activities and assets that is capable of being conducted and managed for the purpose of providing a return to us and our shareholders. A business consists of inputs, including non-current assets, and processes, including operational processes, that when applied to those inputs have the ability to create outputs that provide a return to us and our shareholders. A business also includes those assets and liabilities that do not necessarily have all the inputs and processes required to produce outputs, but can be integrated with our inputs and processes or we could easily replicate the processes to create outputs. When acquiring a set of activities or assets in the exploration and development stage, which may not have outputs, we consider other factors to determine whether the set of activities or assets is a business. Those factors include, but are not limited to, whether the set of activities or assets:

▪	Has begun planned principal activities;

▪	Has employees, intellectual property and other inputs and processes that could be applied to those inputs;

▪	Is pursuing a plan to produce outputs; and

▪	Will be able to obtain access to customers that will purchase the outputs.
Not all of the above factors need to be present for a particular integrated set of activities or assets in the exploration and development stage to qualify as a business.
Acquisitions of businesses are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition-date fair value of the assets and liabilities transferred. The results of businesses acquired during the period are included in the consolidated financial statements from the date of acquisition. The identifiable assets, liabilities and contingent liabilities of the businesses which can be measured reliably are recorded at fair values at the date of acquisition. Provisional fair values are finalized within 12 months of the acquisition date. Acquisition-related costs are expensed as incurred. Measurement period adjustments are adjustments that arise from additional information obtained during the measurement period (which cannot exceed one year from the acquisition date) about facts and circumstances that existed at the acquisition date.
e)Foreign currency translation
(i)    Functional and presentation currency
Items included in the financial statements of each of our subsidiaries are measured using the currency of the primary economic environment in which the particular entity operates (the “functional currency”). SSR Mining and all of our subsidiaries have a functional currency of United States dollars.
The consolidated financial statements are presented in United States dollars.
(ii)   Transactions and balances
Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the date of the transaction. Monetary assets and liabilities are translated using the period-end exchange rates. Foreign currency gains and losses resulting from the settlement of such transactions and from the translation at period-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated statements of (loss) income.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)
f)Revenue recognition
Our primary source of revenue is from the sale of gold doré or bullion and metal-bearing concentrate. Revenue is recognized in the consolidated financial statements when the following conditions are met:

•	the significant risks and rewards of ownership have passed to the customer;

•	neither continuing managerial involvement, to the degree usually associated with ownership, nor effective control over the good sold, has been retained;

•	the amount of revenue can be measured reliably;

•	it is probable that economic benefits associated with the sale will flow to us; and

•	the costs incurred or to be incurred in respect of the sale can be measured reliably.
Revenue from the sale of gold doré or bullion is recognized on the trade settlement date when funds are received.
Revenue from the sale of concentrate is recorded net of charges for treatment, refining and penalties. Net revenues from the sale of by-products are included within revenue.
Concentrate sales are recognized on a provisional basis using our estimate of contained metals. Final settlement is based on applicable commodity prices, based on contractually determined quotational periods, and receipt of final weights and assays, which typically occurs two to six months after shipment.
Variations between the price recorded when revenue was initially recognized and the actual final price are caused by changes in metal prices. This feature causes concentrate receivables to be measured at fair value through profit and loss (“FVTPL”).
The above revenue recognition policy is applicable to contracts where revenue transactions were completed in 2017. With any contracts where revenue transactions were completed or entered into in 2018 accounted for in accordance with IFRS 15 Revenue from Contracts with Customers (“IFRS 15”) (note 2v)).

g)Cash and cash equivalents
Cash and cash equivalents include cash on hand and held at banks and short-term investments with an original maturity of 90 days or less, which are readily convertible into a known amount of cash and excludes any restricted cash that is not available for use by us.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)
h)Inventory
Stockpiled ore, leach pad inventory and finished goods are valued at the lower of average cost and estimated net realizable value (“NRV”). Cost includes all direct costs incurred in production including direct labour and materials, freight, depreciation, depletion and amortization and directly attributable overhead costs. NRV is calculated using the estimated price at the time of sale based on prevailing and forecast metal prices less estimated future production costs to convert the inventory into saleable form and all associated selling costs.
Any write-downs of inventory to NRV are recorded within cost of sales in the consolidated statements of (loss) income. If there is a subsequent increase in the value of inventory, the previous write-downs to NRV are reversed up to cost to the extent that the related inventory has not been sold.
Stockpiled ore inventory represents ore that has been extracted from the mine and is available for further processing. The cost of stockpiled ore inventory is derived from the current mining costs incurred up to the point of stockpiling the ore and are removed at average cost as ore is processed. Quantities of stockpiled ore are verified by periodic surveys.
The recovery of gold and by-products from certain oxide ore is achieved through a heap leaching process. Under this method, ore is stacked on leach pads and treated with a chemical solution that dissolves the gold contained within the ore. The resulting pregnant solution is further processed in a plant where the gold is recovered in doré. The cost of leach pad inventory is derived from current mining and leaching costs and removed as ounces of gold are recovered at the average cost per recoverable ounce of gold on the leach pads. Estimates of recoverable gold in the leach pads are calculated based on the quantities of ore placed on the leach pads (measured tonnes added to the leach pads), the grade of ore placed on the leach pads (based on assay data), and a recovery percentage.
Finished goods inventory includes metal concentrates at site and in transit and doré at a site or refinery or bullion in a metal account.
Materials and supplies inventories are valued at the lower of average cost and NRV. Costs include acquisition, freight and other directly attributable costs. A regular review is undertaken to determine the extent of any provision for obsolescence.
Inventory that is not planned to be processed or used within one year is classified as non-current.
i)Mineral properties
Capitalized costs of mineral properties include the following:

▪	Costs of acquiring exploration and development stage properties in asset acquisitions, or the value attributed to properties acquired in a business combination;

▪	Economically recoverable exploration and evaluation expenses;

▪	Expenditures incurred to develop mining properties;

▪	Certain costs incurred during production;

▪	Estimates of close down and restoration costs; and

▪	Borrowing costs incurred that are attributable to qualifying mineral properties.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)
(i)    Acquisition of mineral properties
The costs of acquiring exploration and development stage properties, including transaction costs, in an asset purchase are capitalized as an exploration and evaluation asset or a mineral property at cost. The value attributed to acquiring mineral properties at an operating mine in a business combination is recognized as a mineral property. The value attributed to acquiring exploration potential in a business combination is recognized as an exploration and evaluation asset.
(ii)   Exploration and evaluation expenditures
Exploration expenditures are the costs incurred in the initial search for mineral deposits with economic potential or in the process of obtaining more information about existing mineral deposits. Exploration expenditures typically include costs associated with acquiring the rights to explore, prospecting, sampling, mapping, diamond drilling and other work involved in searching for Mineral Resources, as defined by National Instrument 43-101 - Standards of Disclosure for Mineral Projects ("NI 43-101"). Evaluation expenditures are costs incurred to establish the technical and commercial viability of developing mineral deposits identified through exploration activities or by acquisition.
Evaluation expenditures include the cost of: (i) further defining the volume and grade of deposits through drilling of core samples, trenching and sampling activities in an ore body; (ii) determining the optimal methods of extraction and metallurgical and treatment processes; (iii) studies related to surveying, transportation and infrastructure requirements; (iv) permitting activities; and (v) economic evaluations to determine whether development of mineralized material is commercially justified including preliminary economic assessments, pre-feasibility and final feasibility studies. Exploration and evaluation expenditures are expensed until it has been determined that a property is technically feasible and commercially viable, in which case subsequent evaluation costs incurred to develop a mineral property are capitalized.
(iii)  Development expenditures
Once we have met the criteria for capitalization of exploration and evaluation expenditures, the carrying value of the exploration and evaluation asset is reclassified as a mineral property. All costs, including pre-operating costs are capitalized until the point that the mineral property is capable of operating as intended by us. This is determined by: (i) completion of operational commissioning of major mine and plant components; (ii) operating results being achieved consistently for a period of time; (iii) indicators that these operating results will be continued; and (iv) other factors being present, including one or more of the following: a significant portion of the plant/mill capacity being achieved; a significant portion of available funding being directed towards operating activities; a predetermined, reasonable period of time being passed; or significant milestones for the development of the mineral property being achieved.
In open pit mining operations, it is necessary to incur costs to remove waste material in order to access the ore body, which is known as stripping, with the stripping ratio being the ratio of waste material to ore. Stripping costs incurred prior to the production stage of a mining property (pre-stripping costs) are capitalized as part of the carrying amount of the related mining property.
Once the mineral property is capable of operating as intended, further operating costs, including depreciation, depletion and amortization, are included within inventory as incurred.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)
(iv) Costs incurred during production
During the production phase of an open pit mine, where stripping activities result in improved access to ore, we recognize a capitalized stripping asset when it is probable that the future economic benefit of the improved access will flow to us, the ore to which access has been improved is identifiable, and costs can be reliably measured. Typically identifiable components of an ore body correspond to the phases of a mine plan. Within each identifiable component, the average stripping ratio is estimated; the cost of waste removal in excess of the stripping ratio is capitalized, and the cost of waste and ore removal in line with the average stripping ratio is recorded in inventory. The capitalized stripping asset is amortized using a unit of production method over the identified component of the ore body.
At underground mining operations, we incur development costs to build new shafts, drifts and ramps that enable us to access ore underground. The time over which we will continue to incur these costs depends on the mine life. These underground development costs are capitalized as incurred. Capitalized underground development costs incurred to enable access to specific areas of the underground mine, and which only provide an economic benefit over the period of mining that area, are depreciated on a units of production basis relating to that particular area of the mine.
(v) Borrowing costs
Borrowing costs attributable to the acquisition, construction or production of an asset that takes a substantial period of time to construct are capitalized as part of the cost of the asset until the asset is substantially ready for its intended use or sale. Where funds have been borrowed specifically to finance an asset, the amount capitalized is the actual borrowing costs incurred. Where the funds used to finance an asset form part of general borrowings, the amount capitalized is calculated using a weighted average of rates applicable to our relevant general borrowings during the period.
j)Plant and equipment
Plant and equipment is stated at cost less accumulated depreciation and accumulated impairment charges.
The cost of an item of plant and equipment includes the purchase price or construction cost, any costs directly attributable to bringing the asset to the location and condition necessary for its intended use, an initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located, and for qualifying assets, the associated borrowing costs.
Where an item of plant and equipment is comprised of major components with different useful lives, the components are accounted for as separate items of plant and equipment.
Costs incurred for major overhaul of existing equipment and sustaining capital are capitalized as plant and equipment and are subject to depreciation once they are available for use. Major overhauls include improvement programs that increase the productivity or extend the useful life of an asset beyond that initially envisaged. The costs of routine maintenance and repairs that do not constitute improvement programs are accounted for as a cost of inventory.
k)Depreciation
(i)    Mineral properties
Our mineral properties are classified as either those being subject to depletion or not yet subject to depletion. On acquisition of a mineral property, we prepare an estimate of the fair value attributable to Mineral Reserves, Mineral Resources and exploration potential attributable to the property. The fair value attributable to Mineral Resources is classified to mineral properties not subject to depletion. As Mineral Resources are converted into Mineral Reserves at operating properties a portion of the asset balance is reclassified as subject to depletion using an average cost per ounce of Mineral Resource.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)
Mineral properties subject to depletion are depleted using the units-of-production method. In applying the units-of-production method over the recoverable ounces to which the asset specifically relates, depletion is calculated using the recoverable ounces extracted from the mine in the period as a percentage of the total recoverable ounces expected to be extracted in current and future periods based on Mineral Reserves.
No amortization is charged during the evaluation and development phases as the asset is not available for use.
(ii)   Plant and equipment
The carrying amounts of plant and equipment are depreciated to their estimated residual value over the estimated useful lives of the specific assets concerned, or the estimated life-of-mine ("LOM") or lease, if shorter. Depreciation starts on the date when the asset is available for its intended use. The major categories of plant and equipment are depreciated on a straight-line basis using the estimated lives indicated below:

Computer equipment	3 - 7 years
Furniture and fixtures	7 years
Vehicles	2 - 5 years
Mining equipment	5 - 10 years
Mobile equipment components	2 - 9 years
Buildings	LOM
Mine plant equipment	LOM
Underground infrastructure	LOM
Leasehold improvements	Lease term

Land is not depreciated.

Assets under construction are not depreciated until available for their intended use.

We conduct a review of residual values, useful lives and depreciation methods employed for property, plant and equipment annually, and when events and circumstances indicate that such a review should be made. Any changes in estimates that arise from this review are accounted for prospectively.
l)Goodwill
Business acquisitions are accounted for using the acquisition method whereby acquired assets and liabilities are recorded at fair value as of the date of acquisition with the excess of the acquisition amount over such fair value being recorded as goodwill and allocated to cash generating units ("CGUs"). CGUs are the smallest identifiable group of assets that generate cash inflows that are largely independent of the cash inflows from other assets or groups of assets. Each individual mining interest that is an operating mine is typically a CGU.

Goodwill arises principally because of the following factors: (i) the ability to capture buyer-specific synergies arising upon a transaction; and (ii) the requirement to record a deferred tax liability for the difference between the assigned values and the tax bases of the assets acquired and liabilities assumed in a business combination.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)
m)Review of asset carrying values and impairment assessment
Goodwill is not amortized; instead it is tested annually for impairment. In addition, at each reporting period we assess whether there is an indication that goodwill is impaired and, if there is such an indication, we would test for goodwill impairment at that time.
Non-financial assets that are subject to amortization or depreciation are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.
We conduct reviews to assess for any indications of impairment of asset values. External factors such as changes in current and forecast metal prices, operating costs and other market factors are also monitored to assess for indications of impairment.
If any such indication exists, an estimate of the recoverable amount is undertaken, being the higher of an asset’s fair value less costs to dispose (“FVLCTD”) and value in use (“VIU”). If the asset’s carrying amount exceeds its recoverable amount then an impairment loss is recognized in the consolidated statements of (loss) income.
FVLCTD is defined as the amount that would be obtained from the sale of the asset in an orderly transaction between market participants at the measurement date. Fair value of mineral assets is generally determined as the present value of the estimated future cash flows expected to arise from the continued use of the asset, including any expansion prospects.
VIU is determined as the present value of the estimated future cash flows expected to arise from the continued use of the asset in its present form and from its ultimate disposal.
Impairment is normally assessed at the level of CGUs, which are identified as the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets.
Non-financial assets, other than goodwill, that have been impaired are tested for possible reversal of the impairment whenever events or changes in circumstances indicate that the impairment may have reversed. When a reversal of a previous impairment is recorded, the reversal amount is adjusted for depreciation that would have been recorded had the impairment not taken place. Goodwill that has been previously impaired is not reversed.
n)Share capital
Common shares issued by us are recorded at the net proceeds received which is the fair value of the consideration received less costs incurred in connection with the issue.
o)Share-based payments
Equity-settled share-based payment arrangements such as our stock option plan are initially measured at fair value at the date of grant, which is recognized as a share-based compensation expense in the consolidated statements of (loss) income over the vesting period, with a corresponding increase to equity. We estimate the fair value of stock options granted using the Black-Scholes option pricing model and estimate the expected forfeiture rate at the date of grant.
Arrangements considered to be cash-settled are the Directors’ Deferred Share Unit (“DSU”) Plan, the Restricted Share Unit (“RSU”) Plan and the Performance Share Unit (“PSU”) Plan. The fair values of these are recognized as share-based compensation expenses in the consolidated statements of (loss) income over the vesting period, with a corresponding increase to accrued liabilities. The fair value of DSUs, PSUs, and RSUs is estimated based on the quoted market price of our common shares and are remeasured at each reporting period.
When awards are forfeited because non-market based vesting conditions are not satisfied, the expense previously recognized is proportionately reversed.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)
p)Taxation
The income tax expense for the period is comprised of current and deferred tax, and is recognized in the consolidated statements of (loss) income except to the extent that it relates to items recognized directly in shareholders’ equity, in which case the tax is recognized in equity.
(i)   Current income tax
Current tax for each of our taxable entities is based on the local taxable profit for the period at the local statutory tax rates enacted or substantively enacted at the date of the consolidated statements of financial position.
(ii)   Deferred tax
Deferred tax is recognized, using the liability method, on temporary differences between the carrying value of assets and liabilities in the consolidated statements of financial position and the corresponding tax bases used in the computation of taxable profit. Deferred tax is determined using tax rates and tax laws that are enacted or substantively enacted at the date of the consolidated statements of financial position and are expected to apply when the related deferred tax asset is realized or the deferred tax liability is settled.
Deferred tax assets and liabilities are not recognized if the temporary difference arises on the initial recognition of assets and liabilities in a transaction other than a business combination, that at the time of the transaction, affects neither the taxable nor the accounting profit or loss.
Deferred tax liabilities are recognized for taxable temporary differences associated with investments in subsidiaries and associates, and interests in joint ventures, except where the timing of the reversal of the temporary difference is controlled by us and it is probable that the temporary difference will not reverse in the foreseeable future.
Deferred tax assets are recognized for all deductible temporary differences to the extent that it is probable that taxable profits will be available to be utilized against those deductible temporary differences. Deferred tax assets are reviewed at each reporting date and amended to the extent that it is no longer probable that the related tax benefit will be realized. The change in the net deferred income tax asset or liability is included in income except for deferred income tax relating to equity items which is recognized directly in equity.  Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset the current tax assets against the current tax liabilities and when they relate to income taxes levied by the same taxation authority and we intend to settle our current tax assets and liabilities on a net basis.
(iii)  Royalties and other tax arrangements
Royalties and other arrangements are treated as taxation arrangements when they have the characteristics of income tax. This is considered to be the case when they are imposed under government authority and the amount payable is calculated by reference to an income measure. Obligations arising from royalty arrangements that do not satisfy these criteria are recognized as current liabilities and included within cost of sales.
(iv)  Value added tax (“VAT”)
VAT may be paid in countries where recoverability is uncertain. In these cases, VAT payments are either deferred within exploration and evaluation assets or inventory costs, or expensed if related to exploration and evaluation costs. If we ultimately recover the amounts that have been deferred, the amount received will be applied to reduce any associated asset. If the amounts were previously expensed, the recovery will be recognized in the consolidated statements of (loss) income.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

q)	Income per share
Basic income per share is calculated by dividing the net income attributable to our shareholders by the weighted average number of shares outstanding during the reporting period.
Diluted income per share is calculated by adjusting the weighted average number of shares outstanding to assume conversion of all potentially dilutive share equivalents, such as stock options and convertible notes. The “treasury stock method” is used for the assumed proceeds upon exercise of the dilutive instruments to determine the number of shares assumed to be purchased at the average market price during the period.
r)Financial instruments
We classify our financial instruments in the following categories: at FVTPL, fair value through other comprehensive income (“FVTOCI”) or at amortized cost.

(i)	Classification
We determine the classification of financial instruments at initial recognition.
Financial assets

▪
Debt The classification of debt instruments is driven by our business model for managing the financial assets and their contractual cash flow characteristics. A debt instrument is measured at amortized cost if the objective of the business model is to hold the debt instrument for the collection of contractual cash flows, and the asset's contractual cash flows are comprised solely of payments of principal and interest. They are classified as current or non-current assets based on their maturity date. If the business model is not to hold the asset, it is classified as FVTPL.

•
Equity Equity instruments that are held for trading are classified as FVTPL. For other equity instruments, on the day of acquisition we can make an irrevocable election (on an instrument-by-instrument basis) to designate them as at FVTOCI.

Financial liabilities
Financial liabilities are measured at amortized cost, unless they are required to be measured at FVTPL (such as instruments held for trading or derivatives) or we have opted to measure at FVTPL.

(ii)	Measurement
Financial assets and liabilities at FVTPL
Financial assets and liabilities at FVTPL are initially recognized at fair value and transaction costs are expensed in the consolidated statements of (loss) income. Realized and unrealized gains and losses arising from changes in the fair value of the financial assets or liabilities held at FVTPL are included in the consolidated statements of (loss) income in the period in which they arise. Where we have opted to designate a financial liability at FVTPL, any changes associated with our own credit risk will be recognized in OCI.

Financial assets at FVTOCI
Investments in equity instruments at FVTOCI are initially recognized at fair value plus transaction costs. Subsequently, they are measured at fair value, with gains and losses arising from changes from initial recognition recognized in OCI.

Financial assets and liabilities at amortized cost
Financial assets and liabilities at amortized cost are initially recognized at fair value, and subsequently carried at amortized cost less any impairment.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)
Derivative financial instruments
When we enter into derivative contracts, these are intended to reduce the exposures related to assets and liabilities, or forecast transactions. Derivatives are classified as FVTPL unless designated as hedges, as described below.
Derivatives embedded in financial liabilities are treated as separate derivatives when their risks and characteristics are not closely related to their host contracts. However, the classification approach described above is applied to all financial assets, including those that contain embedded derivatives, without the need to separate the embedded derivative from the host contract. Commodity-based derivatives resulting from provisional sales prices of metals in concentrate are classified as FVTPL with changes in value recognized in revenue.

(iii)	Impairment of financial assets
Impairment of financial assets at amortized cost
We recognize a loss allowance for expected credit losses on financial assets that are measured at amortized cost.

At each reporting date, we measure the loss allowance for the financial asset at an amount equal to the lifetime expected credit losses if the credit risk on the financial asset has increased significantly since initial recognition. If at the reporting date, the financial asset has not increased significantly since initial recognition, we measure the loss allowance for the financial asset at an amount equal to twelve month expected credit losses.

Impairment losses on financial assets carried at amortized cost are reversed in subsequent periods if the expected credit losses are reversed after the impairment was recognized.

(iv)	Derecognition
Derecognition of financial assets and liabilities
Financial assets are derecognized when the investments mature or are sold, and substantially all the risks and rewards of ownership have been transferred. A financial liability is derecognized when the obligation under the liability is discharged, canceled or expired. Gains and losses on derecognition are recognized within finance income and finance costs, respectively. Gains or losses on financial assets classified as FVTOCI remain within accumulated OCI.

(v)	Fair value of financial instruments
The fair values of quoted investments are based on current prices. If the market for a financial asset is not active (and for unlisted securities), we establish fair value by using valuation techniques. These include the use of recent arm’s length transactions, reference to other instruments that are substantially the same, discounted cash flow analysis, and option pricing models refined to reflect the financial asset’s specific circumstances.

(vi)	Hedge accounting
Derivative Instruments
Derivative instruments are recorded at fair value on the consolidated statements of financial position, classified based on contractual maturity. Derivative instruments are classified as either hedges of the fair value of recognized assets or liabilities or of firm commitments (“fair value hedges”), hedges of highly probable forecast transactions (“cash flow hedges”) or non-hedge derivatives. Derivatives designated as either a fair value or cash flow hedge that are expected to be highly effective in achieving offsetting changes in fair value or cash flows are assessed on an ongoing basis to determine that they actually have been highly effective throughout the financial reporting periods for which they were designated. Derivative assets and derivative liabilities are shown separately in the consolidated statements of financial position unless there is a legal right to offset and intent to settle on a net basis.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)
Fair Value Hedges
Changes in the fair value of derivatives that are designated and qualify as fair value hedges are recorded in the consolidated statements of (loss) income, together with any changes in the fair value of the hedged asset or liability or firm commitment that is attributable to the hedged risk.
Cash Flow Hedges
The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognized in OCI. The gain or loss relating to the ineffective portion is recognized in the consolidated statements of (loss) income. Amounts accumulated in OCI are transferred to the consolidated statements of (loss) income in the period when the forecasted transaction impacts earnings. When the forecasted transaction that is hedged results in the recognition of a non-financial asset or a non-financial liability, the gains and losses previously deferred in OCI are transferred from OCI and included in the measurement of the initial carrying amount of the asset or liability.

When a derivative designated as a cash flow hedge expires or is sold and the forecasted transaction is still expected to occur, any cumulative gain or loss relating to the derivative that is recorded in OCI at that time remains in OCI and is recognized in the consolidated statements of (loss) income when the forecasted transaction occurs. When a forecasted transaction is no longer expected to occur, the cumulative gain or loss that was recorded in OCI is immediately transferred to the consolidated statements of (loss) income.

Non-Hedge Derivatives
Derivative instruments that do not qualify as either fair value or cash flow hedges are recorded at their fair value at the balance sheet date, with changes in fair value recognized in the consolidated statements of (loss) income.
s)Provisions for close down and restoration and for environmental clean-up costs
Close down and restoration costs include dismantling and demolition of infrastructure, the removal of residual materials and remediation of disturbed areas. Estimated close down and restoration costs are provided for in the accounting period when the obligation arising from the related disturbance occurs, based on the net present value of estimated future costs. The cost estimates are updated during the life of the operation to reflect known development, e.g. revisions to cost estimates and to the estimated lives of the operations, and are subject to formal reviews at regular intervals.
The initial closure provision together with changes resulting from changes in estimated cash flows or discount rates are adjusted within the property, plant and equipment asset to which the provision relates. If no asset remains any change in a provision is charged or credited to the consolidated statements of (loss) income in the period. These costs are then depreciated over the life of the asset to which they relate, typically using the units of production method. The accretion or unwinding of the discount applied in establishing the net present value of provisions is charged to the consolidated statements of (loss) income as a finance expense.
t)Leases
Leases which transfer substantially all of the benefits and risks incidental to the ownership of property are accounted for as finance leases. Finance leases are capitalized at the lease commencement at the lower of the fair market value of the leased property and the net present value of the minimum lease payments. Each lease payment is allocated between the liability and finance charge. The property, plant and equipment acquired under finance leases are depreciated over the shorter of the asset’s useful life and the lease term.
All other leases are accounted for as operating leases wherein rental payments are expensed as incurred.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)
u)Significant accounting judgments and estimates
The preparation of financial statements in conformity with IFRS requires the use of judgments and/or estimates that affect the amounts reported and disclosed in the consolidated financial statements and related notes. These judgments and estimates are based on management’s best knowledge of the relevant facts and circumstances, having regard to previous experience, but actual results may differ materially from the amounts included in the financial statements. Information about such judgments and estimation is contained in the accounting policies and/or notes to the consolidated financial statements, and the judgments and other sources of estimation uncertainty that have a risk of resulting in a material adjustment to the carrying amounts of assets and liabilities within the next year are summarized below.
Areas of judgment that have the most significant effect on the application of accounting policies in the consolidated financial statements are:

▪	Review of non-current asset carrying values and impairment assessment;

▪	Determination of capitalized stripping activities;

▪	Determination of capitalization of underground development activities;

▪	Determination of useful lives of property, plant and equipment;

▪	Close down and restoration provision;

▪	Deferred tax assets and liabilities;

▪	Determination of commencement of commercial production;

▪	Functional currency;

▪	Contingencies; and

▪	Determination of the timing of derecognition of exploration and evaluation assets.
Key sources of estimation uncertainty that have a risk of resulting in a material adjustment to the carrying amounts of assets and liabilities within the next year are summarized below:

▪	Review of non-current asset carrying values and impairment assessment;

▪	Mineral Reserves and Mineral Resources estimates;

▪	Determination of useful lives of property, plant and equipment;

▪	Valuation of inventory;

▪	Valuation of goodwill (note 3);

▪	Close down and restoration provision;

▪	Determination of the fair values of share-based compensation;

▪	Valuation of financial instruments;

▪	Deferred tax assets and liabilities; and

▪	Contingencies.
Each of these judgments and estimates is considered in more detail below.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)
Review of non-current asset carrying values and impairment assessment

In accordance with our accounting policy (note 2(m)), goodwill is tested for impairment annually and each asset or CGU is evaluated every reporting period to determine whether there are any indicators of impairment. If an impairment test is required, a formal estimate of recoverable amount is performed and an impairment charge is recognized to the extent that the carrying amount exceeds the recoverable amount. The recoverable amount of an asset or CGU of assets is measured at the higher of FVLCTD or VIU.

The evaluation of asset carrying values for indications of impairment includes judgments of both external and internal sources of information, including such factors as market and economic conditions, metal prices and forecasts, production budgets and forecasts, and LOM estimates.

The determination of FVLCTD and VIU requires management to make estimates and assumptions about expected production based on current estimates of recoverable metal, commodity prices, operating costs, taxes and export duties, inflation and foreign exchange, salvage value, future capital expenditures and discount rates. The estimates and assumptions are subject to risk and uncertainty; hence, there is the possibility that changes in circumstances will alter these projections, which may impact the recoverable amount of the assets. In such circumstances, some or all of the carrying value of the assets may be further impaired or the impairment charge reversed with the impact recorded in the consolidated statements of (loss) income.

In our impairment assessment at December 31, 2018, it was determined that there were indicators of potential impairment on the $64 million carrying value of the Pitarrilla project which resulted in us assessing the recoverable amount of the asset, which has been identified as a CGU. The recoverable amount of the Pitarrilla project was determined to be the FVLCTD, which is based upon the CGU's estimated future after-tax cash flows. The cash flows were determined based on cash flow projections, which incorporate our estimates of forecast metal prices, production based on current estimates of recoverable underground Mineral Resources and future operating costs and capital expenditures. We used a silver price of $17.75 per ounce in the cash flow projections, based on market consensus forecasts. Projected cash flows under the FVLCTD model are after-tax and discounted at 8.5% using an estimated weighted average cost of capital of a market participant adjusted for project and country specific risks. We concluded that these discounted cash flows exceeded the carrying value of the Pitarrilla project and no impairment was required.

Average silver prices would have had to decrease by more than approximately 3% or the discount rate would have to increase to approximately 9.2% for the Project to be impaired.

Mineral Reserves and Mineral Resources estimates

We estimate Mineral Reserves and Mineral Resources based on information prepared by qualified persons as defined by NI 43-101. Mineral Reserves are used in the calculation of depreciation, amortization and impairment charges, for forecasting the timing of the payment of close down and restoration costs, and future taxes. In assessing the life of a mine for accounting purposes, Mineral Resources are only taken into account where there is a high degree of confidence of economic extraction. There are numerous uncertainties inherent in estimating Mineral
Reserves, and assumptions that are valid at the time of estimation may change significantly when new information becomes available. Changes in the forecast prices of commodities, exchange rates, production costs or recovery rates may change the economic status of Mineral Reserves and may, ultimately, result in Mineral Reserves estimates being revised. Such changes in Mineral Reserves could impact depreciation and amortization rates, asset carrying values and the provision for close down and restoration.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)
Determination of capitalized stripping activities

We determine whether stripping costs incurred during the production phase of a surface mining operation provide improved access to a component of an ore body that will be mined in a future period, and whether the costs can be reliably measured. We have to apply judgment when identifying components of the mine over which stripping costs are capitalized, in estimating the average stripping ratio for each component, and in using judgment to determine the period over which the capitalized stripping asset is amortized.

Determination of capitalization of underground development activities

We determine whether development costs incurred during the production phase of an underground mining operation provide improved access to a component of an ore body that will be mined in a future period, and whether the costs can be reliably measured. We have to apply judgment when identifying components of the mine over which development costs are capitalized and in determining the period over which the capitalized underground asset is amortized.

Determination of useful lives of property, plant and equipment

We use the units of production method to deplete mineral properties, whereby depletion is calculated using the quantity of ore extracted from the mine in the period as a percentage of the total quantity of ore expected to be extracted in current and future periods. Other assets are depreciated using the straight-line method, which includes significant management judgment to determine useful lives and residual values.
Valuation of inventory
Stockpiled ore and finished goods
Stockpiled ore and finished goods are valued at the lower of average cost and NRV. NRV is calculated as the estimated price at the time of sale based on prevailing and forecast metal prices less estimated future production costs to convert the inventory into saleable form and associated selling costs. The determination of forecast sales price, recovery rates, grade, assumed contained metal in stockpiles and production and selling costs requires significant assumptions that may impact the stated value of our inventory and lead to changes in NRV.
Leach pad inventory
In determining the value of the leach pad, we make estimates of quantities and grades of ore stacked on leach pads and in-process, and the recoverable gold in this material to determine the total inventory. Changes in these estimates can result in a change in carrying amounts of inventory, as well as cost of sales. The determination of forecast sales price, recovery rates, grade, assumed contained metal in leach pad inventory and production and selling costs requires significant assumptions that may impact the stated value of our leach pad inventory and lead to changes in NRV.
Material and supplies inventory
In determining the value of material and supplies inventory, we make estimates of the amounts to be used and realizable value through disposals or sales. Changes in these estimates can result in a change in carrying amounts of inventory, as well as cost of sales.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)
Close down and restoration provision

Close down and restoration costs are a consequence of exploration activities and mining, and the majority of close down and restoration costs are incurred near the end of the LOM. Our accounting policy requires the recognition of such provisions when the obligation occurs. The initial provisions are periodically reviewed during the life of the operation to reflect known developments, e.g. updated cost estimates and revisions to the estimated lives of operations. Although the ultimate cost to be incurred is uncertain, we estimate our costs based on studies using current restoration standards and techniques. The initial closure provisions together with changes, other than those arising from the discount applied in establishing the net present value of the provision, are capitalized within mineral properties and depleted over the lives of the assets to which they relate.
The ultimate magnitude of these costs is uncertain, and cost estimates can vary in response to many factors including changes to the relevant legal requirements, whether closure plans achieve intended reclamation goals, the emergence of new restoration techniques or experience at other mine sites, local inflation rates and exchange rates when liabilities are anticipated to be settled in a currency other than the United States dollar. The expected timing of expenditure can also change, for example, in response to changes in Mineral Reserves, production rates or economic conditions. As a result there could be significant adjustments to the provision for close down and restoration, which would affect future financial results.
Deferred tax assets and liabilities

The determination of our tax expense for the period and deferred tax assets and liabilities involves significant estimation and judgment by management. In determining these amounts, we interpret tax legislation in a variety of jurisdictions and make estimates of the expected timing of the reversal of deferred tax assets and liabilities. We also make estimates of future earnings which affect the extent to which potential future tax benefits may be used. We are subject to assessments by various taxation authorities, which may interpret legislation differently. These differences may affect the final amount or the timing of the payment of taxes. We provide for such differences where known based on our best estimate of the probable outcome of these matters.

Determination of commencement of commercial production

The determination of when a mine is in the condition necessary for it to be capable of operating in the manner intended by management (referred to as "commercial production") is a matter of significant judgment which impacts when the Company recognizes revenue, operating costs and depreciation and depletion in the statement of profit and loss. In making this determination, management considers whether (a) the major capital expenditures to bring the mine to the condition necessary for it to be capable of operating in the manner intended was complete; (b) ramping up to nameplate design capacity has been achieved for the operations; (c) the mine and mill were meeting performance design criteria such as mining rates, haulage targets, hourly throughput and process recovery; and (d) a saleable product could be produced.

Functional currency

The determination of a subsidiary’s functional currency often requires significant judgment where the primary economic environment in which the subsidiary operates may not be clear. This can have a significant impact on our consolidated results based on the foreign currency translation methods described in note 2(e).

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)
Contingencies

Contingencies can be either possible assets or liabilities arising from past events which, by their nature, will only be resolved when one or more future events not wholly within our control occur or fail to occur. The assessment of such contingencies inherently involves the exercise of significant judgment and estimates of the outcome of future events. In assessing loss contingencies related to legal, tax or regulatory proceedings that are pending against us or unasserted claims, that may result in such proceedings or regulatory or government actions that may negatively impact our business or operations, we evaluate with our legal counsel the perceived merits of any legal, tax or regulatory proceedings, unasserted claims or actions. Also evaluated are the perceived merits of the nature and amount of relief sought or expected to be sought, when determining the amount, if any, to recognize as a contingent liability or assessing the impact on the carrying value of assets. Contingent assets or liabilities are not recognized in the consolidated financial statements.

Determination of the timing of derecognition of exploration and evaluation assets

Judgment is required in assessing certain criteria to determine when derecognition of an exploration and evaluation asset has occurred.
v)Change in accounting policies
We adopted the requirements of IFRS 15 Revenue from Contracts with Customers (“IFRS 15”) as of January 1, 2018. IFRS 15 covers principles that an entity shall apply to report useful information to users of financial statements about the nature, amount, timing, and uncertainty of revenue and cash flows arising from a contract with a customer. We elected to apply IFRS 15 using a modified retrospective approach by recognizing the cumulative effect of initially adopting IFRS 15 as an adjustment to the opening balance sheet at January 1, 2018. Therefore, the comparative information has not been restated and continues to be reported under IAS 18 Revenue. The details of accounting policy changes and the quantitative impact of these changes are described below.

Gold doré and bullion sales

IFRS 15 requires that revenue from contracts with customers be recognized upon the transfer of control over goods or services to the customer. The recognition of revenue upon transfer of control to the customer is consistent with our revenue recognition policy as set out in note 2(f) to our audited consolidated financial statements, as the condition is satisfied on gold doré and bullion sales when title transfers to the customer. Accordingly, upon adoption, this requirement under IFRS 15 resulted in no impact to our financial statements, as the timing of revenue recognition on our gold bullion sales is unchanged.

Concentrate sales

We performed an assessment of our existing concentrate sales agreements and determined that there is no change in the timing of revenue recognition under IFRS 15. The point of transfer of risks and rewards and transfer of control for concentrate sales occur at the same time. IFRS 15 identifies that the shipping component associated with certain concentrate sales may be a separate performance obligation, which would require a portion of the revenue to be deferred and recognized as the obligation is fulfilled. We have determined that the deferred revenue would be insignificant and thus, have not accounted for the shipping component as a separate performance obligation.
IFRS 15 does not consider changes in the fair value of the concentrate receivable measured at fair value through profit and loss as revenue from contracts with customers. Accordingly, we have separately presented the changes as other revenue in note 17.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)
New Accounting Policy

As a result of IFRS 15, we have adopted the accounting policy set out below, effective January 1, 2018.

Our primary source of revenue is from the sale of gold doré or bullion and metal-bearing concentrate.

Initially we determine what performance obligations our contracts with customers create, and where applicable, allocate the consideration expected to be received between different the performance obligations on the basis of relative stand-alone selling prices. Revenue is then recognized when all of our performance obligations are satisfied. A performance obligation is satisfied when control of the underlying goods or services for that particular performance obligation is transferred to the customer. Control is defined as the ability to direct the use of and obtain substantially all of the remaining benefits from the asset underlying the good or service. In order to evaluate the point in time at which control of the asset has been transferred to a customer we consider the following indicators:

▪	title to the asset has transferred;

▪	physical possession of the asset has transferred;

▪	we have a present right to payment for the asset;

▪	the customer has accepted the asset; and

▪	the customer has the significant risks and rewards of ownership of the asset

Gold doré and bullion sales

Gold doré and bullion is sold primarily to bullion banks in the London spot market. The sales price is fixed on the date of sale based on the gold spot price. Generally, we record revenue from gold bullion sales at the time of physical delivery, which is also the date that title to the gold passes, and cash is received.

Concentrate sales
Under the terms of concentrate sales contracts with independent trading and smelting companies; typically, provisional payment is received based upon the estimated metal content and metal prices at the date of shipment. The final quantity of metal sold is then determined through a settlement process at a date after the product has been delivered, with metal sales prices being based on a specified future date after shipment based on market prices. We record revenues under these contracts at the point that control has passed, which is when the risk and rewards of ownership pass to our customers, typically at port of loading or port of unloading based on the terms of the contract. We estimate the consideration to be received based upon provisional assays adjusted for expected final settlement differences, and using forward market prices on the expected date that final sales prices will be determined.

Variations between the price recorded at the revenue recognition date and the actual final price set under the sales contracts are caused by changes in market prices, which result in the existence of a trade receivable financial instrument that is recorded at fair value through profit and loss (“FVTPL”) each period until final settlement occurs. Changes in fair value are included in other revenue in the consolidated statement of income.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)
w)Future accounting changes
IFRS 16 Leases

On January 13, 2016, the IASB issued IFRS 16 Leases, which will replace IAS 17 Leases. The standard introduces a single lessee accounting model and requires a lessee to recognize assets and liabilities for all leases with a term of more than twelve months, unless the underlying asset is of low value. A lessee is required to recognize a right-of-use asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments. The standard is effective for annual reporting periods beginning on or after January 1, 2019. SSR Mining intends to adopt IFRS 16 for the annual reporting period beginning on January 1, 2019 and apply the following practical expedients on initial application:

• application only to contracts that were previously identified as leases, and;

•	electing to not recognize leases for which the underlying asset is of low value or considered to be a short-term lease.

We anticipate using the modified retrospective with cumulative effect method of adoption.

The application of IFRS 16 will not have any impact on the amounts recognized in our consolidated financial statements for finance leases where an asset and a related liability for the lease arrangement have been recognized or where SSR Mining is a lessor.

Our assessment of non-cancellable operating lease commitments indicates that our arrangements will meet the definition of a lease under IFRS 16, and therefore, at January 1, 2019, we will recognize a right-of-use asset and a corresponding liability in respect of these leases.

Our operating lease commitments have been disclosed in note 9.